ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE
Accounts receivable		191,043	193,620
Less: Allowance for doubtful accounts		(22,171)	(17,333)	(15,536)	(10,367)
Accounts receivable, net	$ 27,896	168,872	176,287